FINANCIAL STATEMENTS

UBS Life Insurance Company USA Separate Account
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                UBS Life Insurance Company USA Separate Account

                              Financial Statements

                          Year Ended December 31, 2006




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................9

                              [ERNST & YOUNG LLP]




             Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS Life Insurance Company USA Separate Account

We have audited the accompanying statements of assets and liabilities of each of the divisions of UBS Life Insurance Company USA Separate Account (the Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International Research Growth (formerly International), Global Bond, and Balanced Shares (formerly Total Return) Divisions, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period ended December 31, 2006. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS Life Insurance Company USA Separate Account at December 31, 2006, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


April 19, 2007

                 UBS Life Insurance Company USA Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2006


                                                                              MONEY
                                                                              MARKET
                                                                             DIVISION
ASSETS
Investments in shares of mutual funds, at market                              $ 187,554

LIABILITIES                                                                           -
Net assets                                                                    $ 187,554

NET ASSETS
Accumulation units with early withdrawal charges                              $ 162,431
Accumulation units without early withdrawal charges                              19,721
Contracts in the annuitization period with early withdrawal charges               5,402
Contracts in the annuitization period without early withdrawal charges                -
Total net assets                                                              $ 187,554

Investments in shares of mutual funds, at cost                                $ 187,554
Shares of mutual fund owned                                                     187,554

Accumulation units with early withdrawal charges:
Units outstanding                                                                13,299
Unit value                                                                      $ 12.21

Accumulation units without early withdrawal charges:
Units outstanding                                                                 1,653
Unit value                                                                      $ 11.93

Contracts in the annuitization period with early withdrawal charges:
Units outstanding                                                                   433
Unit value                                                                      $ 12.48

Contracts in the annuitization period without early withdrawal charges:
Units outstanding                                                                     -
Unit value                                                                          $ -

    U.S.
 GOVERNMENT/                                                           INTERNATIONAL
 HIGH GRADE                                      GROWTH AND               RESEARCH                  GLOBAL                 BALANCED
 SECURITIES               GROWTH                   INCOME                  GROWTH                    BOND                   SHARES
  DIVISION               DIVISION                 DIVISION                DIVISION                 DIVISION                DIVISION

$ 1,116,357           $ 4,375,357             $ 1,767,321              $ 2,554,242                $ 826,851             $ 1,951,031

          -                     -                       -                        -                        -                       -
$ 1,116,357           $ 4,375,357             $ 1,767,321              $ 2,554,242                $ 826,851             $ 1,951,031


$   940,912           $ 3,727,379             $ 1,530,061              $ 1,968,284                $ 759,144             $ 1,687,039
    154,102               626,696                 206,050                  570,906                   59,198                 229,672
     13,345                17,441                  14,528                    1,640                        -                  19,972
      7,998                 3,841                  16,682                   13,412                    8,509                  14,348
$ 1,116,357           $ 4,375,357             $ 1,767,321              $ 2,554,242                $ 826,851             $ 1,951,031

$ 1,151,976           $ 3,324,895             $ 1,408,800              $ 1,294,373                $ 815,895             $ 1,686,284
     94,767               215,854                  64,999                  112,127                   71,342                  96,063


     70,161               211,376                  54,504                  103,736                   50,219                  73,444
    $ 13.41               $ 17.63                 $ 28.07                  $ 18.97                  $ 15.12                 $ 22.97


     11,753                36,620                   7,302                   33,635                    4,067                  10,178
    $ 13.11               $ 17.11                 $ 28.22                  $ 16.97                  $ 14.56                 $ 22.56


        974                   968                     506                       85                        -                     850
    $ 13.70               $ 18.01                 $ 28.69                  $ 19.39                      $ -                 $ 23.48


        602                   222                     583                      780                      577                     627
    $ 13.29               $ 17.33                 $ 28.60                  $ 17.20                  $ 14.74                 $ 22.88


See accompanying notes.

                 UBS Life Insurance Company USA Separate Account

                            Statements of Operations

                          Year Ended December 31, 2006




                                                                         MONEY
                                                                         MARKET
                                                                        DIVISION
Income:
Dividends                                                              $ 15,371
Expenses:
Mortality and expense risk                                                5,981
Net investment income (loss)                                              9,390

Realized gain on investments:
Realized gain (loss) on sale of fund shares                                   -
Realized gain distributions                                                   -
Net realized gain (loss) on investments                                       -

Change in unrealized appreciation/(depreciation) of investments               -
Net increase (decrease) in net assets from operations                   $ 9,390

    U.S.
 GOVERNMENT/                                                           INTERNATIONAL
 HIGH GRADE                                   GROWTH AND               RESEARCH                  GLOBAL                 BALANCED
 SECURITIES               GROWTH                INCOME                  GROWTH                    BOND                   SHARES
  DIVISION               DIVISION              DIVISION                DIVISION                 DIVISION                DIVISION

 $ 55,115                     $ -             $ 25,848                 $ 10,177                 $ 14,890                $ 54,017

   21,441                  76,155               28,941                   40,378                   14,640                  34,181
   33,674                 (76,155)              (3,093)                 (30,201)                     250                  19,836


  (17,139)                218,515               62,104                  175,840                     (377)                 49,014
        -                       -               93,981                        -                    8,254                  58,574
  (17,139)                218,515              156,085                  175,840                    7,877                 107,588

   12,339                (298,855)             100,065                  387,588                   20,984                  60,945
 $ 28,874              $ (156,495)           $ 253,057                $ 533,227                 $ 29,111               $ 188,369

See accompanying notes.

                    UBS Life Insurance Company USA Separate Account

                          Statements of Changes in Net Assets




                                                                 MONEY MARKET                            U.S. GOVERNMENT/HIGH
                                                                  DIVISION                             GRADE SECURITIES DIVISION
                                                            YEAR ENDED DECEMBER 31                       YEAR ENDED DECEMBER 31
                                                           2006                 2005                   2006                 2005
Increase (decrease) in net assets from operations:
Net investment income (loss)                            $ 9,390              $ 3,284               $ 33,674             $ 20,151
Net realized gain on investments                              -                    -                (17,139)              38,100
Change in unrealized appreciation
(depreciation) of investments                                 -                    -                 12,339              (53,069)
Net increase (decrease) in net assets
from operations                                           9,390                3,284                 28,874                5,182

Contract transactions:
Administrative charges                                     (277)                (278)                  (869)              (1,015)
Contract distributions and terminations                (316,660)            (311,487)              (302,494)            (214,175)
Transfer payments (to) from other divisions             100,700              401,879                (44,626)              51,174
Actuarial adjustment in reserves for
currently payable annuity contracts                     (12,766)             (11,224)               (53,348)              (3,086)
Net increase (decrease) in net assets from
contract transactions                                  (229,003)              78,890               (401,337)            (167,102)
Total increase (decrease) in net assets                (219,613)              82,174               (372,463)            (161,920)

Net assets at beginning of year                         407,167              324,993              1,488,820            1,650,740
Net assets at end of year                             $ 187,554            $ 407,167            $ 1,116,357          $ 1,488,820

                                                      GROWTH AND                                INTERNATIONAL RESEARCH
          GROWTH DIVISON                             INCOME DIVISON                                GROWTH DIVISION
      YEAR ENDED DECEMBER 31                        YEAR ENDED DECEMBER 31                       YEAR ENDED DECEMBER 31
    2006                  2005                    2006                 2005                     2006                2005

 $ (76,155)           $ (87,306)               $ (3,093)            $ (2,414)               $ (30,201)          $ (25,728)
   218,515              213,818                 156,085               39,760                  175,840             133,866

  (298,855)             378,717                 100,065               22,861                  387,588             261,144

  (156,495)             505,229                 253,057               60,207                  533,227             369,282


    (2,647)              (3,075)                   (989)              (1,101)                  (1,170)             (1,226)
  (823,294)            (906,386)               (343,491)            (236,122)                (335,245)           (289,385)
    (4,173)            (220,293)                (25,477)             (30,862)                 (15,940)            (62,165)

   (30,391)              (5,741)                 (6,603)              (6,421)                 (21,039)               (997)

  (860,505)          (1,135,495)               (376,560)            (274,506)                (373,394)           (353,773)
(1,017,000)            (630,266)               (123,503)            (214,299)                 159,833              15,509

 5,392,358            6,022,624               1,890,824            2,105,123                2,394,409           2,378,900
$4,375,358          $ 5,392,358             $ 1,767,321          $ 1,890,824              $ 2,554,242         $ 2,394,409

See accompanying notes.

                    UBS Life Insurance Company USA Separate Account

                                                               GLOBAL BOND DIVISION                       BALANCED SHARES DIVISION
                                                              YEAR ENDED DECEMBER 31                       YEAR ENDED DECEMBER 31
                                                             2006                 2005                   2006                 2005
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $ 250             $ 78,119               $ 19,836             $ 24,406
Net realized gain  on investments                            7,877               36,119                107,588               37,310
Change in unrealized appreciation
(depreciation) of investments                               20,984             (218,961)                60,945               (8,951)
Net increase (decrease) in net assets
from operations                                             29,111             (104,723)               188,369               52,765

Contract transactions:
Administrative charges                                        (537)                (686)                (1,152)              (1,398)
Contract distributions and terminations                   (137,029)            (170,616)              (517,642)            (340,561)
Transfer payments (to) from other divisions                (19,854)             (33,850)                 9,371             (105,880)
Actuarial adjustment in reserves for
currently payable annuity contracts                           (748)                (791)               (75,875)              (4,333)
Net increase (decrease) in net assets from
contract transactions                                     (158,168)            (205,943)              (585,298)            (452,172)
Total increase (decrease) in net assets                   (129,057)            (310,666)              (396,929)            (399,407)

Net assets at beginning of year                            955,908            1,266,574              2,347,961            2,747,368
Net assets at end of year                                $ 826,851            $ 955,908            $ 1,951,032          $ 2,347,961

See accompanying notes.

                 UBS Life Insurance Company USA Separate Account

                          Notes to Financial Statements

                                December 31, 2006




1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

UBS Life Insurance Company USA Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the Company), a wholly owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2006, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

   DIVISION                                                     INVESTS EXCLUSIVELY IN SHARES OF
   -------------------------------------------------------------------------------------------------------------

   Money Market                                                 Money Market Portfolio
   U.S. Government/High Grade Securities                        U.S. Government/High Grade Securities Portfolio
   Growth                                                       Growth Portfolio
   Growth and Income                                            Growth and Income Portfolio
   International Research Growth(1)                             International Research Growth Portfolio
   Global Bond                                                  Global Bond Portfolio
   Balanced Shares(2)                                           Balanced Shares Portfolio

     (1) Division renamed during 2007 to correspond with a name change in the mutual fund investment from the International Portfolio to the International Research Growth Portfolio.

     (2) Division renamed during 2007 to correspond with a name change in the mutual fund investment from the Total Return Portfolio to the Balanced Shares Portfolio.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                 UBS Life Insurance Company USA Separate Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. EXPENSES AND RELATED-PARTY TRANSACTIONS

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

                 UBS Life Insurance Company USA Separate Account

2. EXPENSES AND RELATED-PARTY TRANSACTIONS (CONTINUED)

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of 12 in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2006:

                                                   COST OF          PROCEEDS
                    DIVISION                      PURCHASES        FROM SALES
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------

     Money Market                              $    116,858         $    336,472
     U.S. Government/High Grade Securities           77,354              445,017
     Growth                                          44,937              981,598
     Growth and Income                              152,375              438,046
     International Research Growth                   15,336              418,931
     Global Bond                                     25,573              175,238
     Balanced Shares                                122,031              628,920

                 UBS Life Insurance Company USA Separate Account

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                                         2006                                           2005
                                       --------------------------------------------- -----------------------------------------------
                                                                                                                          NET
                                                                         NET                                           INCREASE
              DIVISION                 PURCHASED       REDEEMED        DECREASE        PURCHASED       REDEEMED       (DECREASE)
     ------------------------------------------------------------------------------- -----------------------------------------------

     Money Market                         8,410         27,229         (18,819)         37,740           31,047          6,693
     U.S. Government/High Grade
        Securities                        1,739         32,100         (30,361)          5,829           18,672        (12,843)
     Growth                               2,605         52,223         (49,618)          1,681           70,457        (68,776)
     Growth and Income                    1,295         16,070         (14,775)          2,080           13,637        (11,557)
     International Research Growth          316         22,815         (22,499)          6,426           32,992        (26,566)
     Global Bond                            167         10,795         (10,628)          2,404           15,869        (13,465)
     Balanced Shares                        445         27,955         (27,510)          1,562           23,678        (22,116)


6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2006, 2005, 2004, 2003, and 2002, and investment income ratios and expenses, investment income rating, and total return ratios for the years then ended:

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------

     MONEY MARKET(4)
     Accumulation units with
     early withdrawal charges:
          2006                            13,299       $12.21      $   162          4.10%              1.60%           2.61%
          2005                            31,005        11.90          369          2.48               1.60             .68
          2004                            22,249        11.82          263          0.68               1.60           (0.92)
          2003                            36,346        11.93          433          0.55               1.60           (1.00)
          2002                            67,756        12.05          817          1.31               1.60           (0.41)

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Accumulation units without
     early withdrawal charges:
          2006                             1,653       $11.93     $     20          4.10%              1.77%           2.40%
          2005                             1,728        11.65           20          2.48               1.77             .52
          2004                             2,861        11.59           33          0.68               1.77           (1.02)
          2003                             2,905        11.71           34          0.55               1.77           (1.26)
          2002                             3,094        11.86           37          1.31               1.77           (0.50)
     Contracts in the annuitization
     period with early withdrawal
     changes:
          2006                               433        12.48            5          4.10               1.40            2.80
          2005                             1,471        12.14           18          2.48               1.40            0.91
          2004                             2,401        12.03           29          0.68               1.40           (0.66)
          2003                             3,451        12.11           42          0.55               1.40           (0.90)
          2002                             4,460        12.22           54          1.31               1.40            0.08

     U.S. GOVERNMENT/HIGH GRADE
      SECURITIES(4)
     Accumulation units with early
     withdrawal charges:
          2006                            70,161        13.41          941          4.16               1.60            2.29
          2005                            97,017        13.11        1,272          2.94               1.60            0.38
          2004                           106,549        13.06        1,392          2.85               1.60            2.11
          2003                           132,439        12.79        1,694          2.95               1.60            2.24
          2002                           150,569        12.51        1,884          3.35               1.60            6.02
     Accumulation units without
     early withdrawal charges:
          2006                            11,753        13.11          154          4.16               1.77            2.10
          2005                            15,044        12.84          193          2.94               1.77            0.16
          2004                            18,122        12.82          232          2.85               1.77            1.99
          2003                            19,025        12.57          239          2.95               1.77            2.03
          2002                            20,558        12.32          253          3.35               1.77            5.93

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Contracts in the annuitization
     period with early withdrawal
     charges:
          2006                              974       $13.70     $     13          4.16%              1.40%           2.47%
          2005                            1,135        13.37           15          2.94               1.40            0.53
          2004                            1,312        13.30           18          2.85               1.40            2.31
          2003                            1,527        13.00           20          2.95               1.40            2.44
          2002                            1,723        12.69           22          3.35               1.40            6.28
     Contracts in the annuitization
     period without early withdrawal
     charges:
          2006                              602        13.29            8          4.16               1.65            2.23
          2005                              655        13.00            9          2.94               1.65            0.31
          2004                              711        12.96            9          2.85               1.65            2.13
          2003                              769        12.69           10          2.95               1.65            2.17
          2002                              829        12.42           10          3.35               1.65            5.17

     GROWTH(4)
     Accumulation units with early
     withdrawal charges:
          2006                          211,376        17.63        3,727             -               1.60           (2.65)
          2005                          257,754        18.11        4,668             -               1.60           10.16
          2004                          320,967        16.44        5,275             -               1.60           12.91
          2003                          407,815        14.56        5,936             -               1.60           32.97
          2002                          455,414        10.95        4,988             -               1.60          (29.22)
     Accumulation units without early
     withdrawal charges:
          2006                           36,620        17.11          627             -               1.77           (2.84)
          2005                           39,539        17.61          696             -               1.77            9.99
          2004                           44,759        16.01          717             -               1.77           12.75
          2003                           52,208        14.20          741             -               1.77           32.71
          2002                           56,269        10.70          602             -               1.77          (29.37)

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
     period with early withdrawal
     charges:
          2006                               968       $18.01       $     17             -%             1.40%         (2.44)%
          2005                             1,258        18.46             23             -              1.40          10.41
          2004                             1,567        16.72             26             -              1.40          13.13
          2003                             1,997        14.78             30             -              1.40          33.15
          2002                             2,293        11.10             25             -              1.40         (29.07)
     Contracts in the annuitization
     period without early withdrawal
     charges:
          2006                               222        17.33              4             -              1.65          (2.70)
          2005                               253        17.81              5             -              1.65          10.14
          2004                               287        16.17              5             -              1.65          12.84
          2003                               324        14.33              5             -              1.65          32.81
          2002                               363        10.79              4             -              1.65         (29.25)
     GROWTH AND INCOME
     Accumulation units with early
     withdrawal charges:
          2006                            54,504        28.07          1,529         1.44               1.60          15.42
          2005                            68,596        24.32          1,668         1.49               1.60           3.23
          2004                            78,172        23.56          1,842         0.91               1.60           9.68
          2003                            90,613        21.48          1,947         1.06               1.60          30.42
          2002                           103,605        16.47          1,707         0.65               1.60         (23.29)
     Accumulation units without early
     withdrawal charges:
          2006                             7,302         28.22           206         1.44               1.77          15.23
          2005                             7,733         24.49           189         1.49               1.77           3.03
          2004                             9,447         23.77           225         0.91               1.77           9.54
          2003                            10,594         21.70           230         1.06               1.77          30.17
          2002                            11,533         16.67           192         0.65               1.77         (23.43)

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
     period with early withdrawal
     charges
          2006                              506        $28.69      $    15          1.44%              1.40%         15.69%
          2005                              695         24.80           17          1.49               1.40           3.38
          2004                              896         23.99           21          0.91               1.40           9.95
          2003                            4,679         21.82          102          1.06               1.40          30.66
          2002                            7,406         16.70          124          0.65               1.40         (23.15)
     Contracts in the annuitization
     period without early withdrawal
     charges:
          2006                              583         28.60           17          1.44               1.65          15.42
          2005                              646         24.78           16          1.49               1.65           3.12
          2004                              712         24.03           17          0.91               1.65           9.63
          2003                              782         21.92           17          1.06               1.65          30.40
          2002                              856         16.81           14          0.65               1.65         (23.35)
     INTERNATIONAL RESEARCH GROWTH
     Accumulation units with early
     withdrawal charges:
          2006                          103,736         18.97        1,968          0.41               1.60          24.39
          2005                          125,138         15.25        1,908          0.51               1.60          17.31
          2004                          145,123         13.00        1,887          0.27               1.60          15.76
          2003                          159,244         11.23        1,788          0.14               1.60          29.53
          2002                          193,582          8.67        1,679          0.05               1.60         (16.63)
     Accumulation units without
     early withdrawal charges:
          2006                           33,635         16.97          571          0.41               1.77          24.23
          2005                           34,653         13.66          473          0.51               1.77          17.05
          2004                           41,154         11.67          480          0.27               1.77          15.54
          2003                           41,911         10.10          423          0.14               1.77          29.32
          2002                           43,446          7.81          339          0.05               1.77         (16.74)

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
     period with early withdrawal
     charges:
          2006                               85        $19.39    $      2         0.41%          1.40%              24.69%
          2005                               93         15.55           1         0.51           1.40               17.54
          2004                              102         13.23           1         0.27           1.40               15.95
          2003                              133         11.41           2         0.14           1.40               29.81
          2002                              271          8.79           2         0.05           1.40              (16.60)
     Contracts in the annuitization
     period without early withdrawal
     charges:
          2006                              780         17.20          13         0.41           1.65               24.37
          2005                              849         13.83          12         0.51           1.65               17.20
          2004                              921         11.80          11         0.27           1.65               15.69
          2003                              996         10.20          10         0.14           1.65               29.44
          2002                            1,074          7.88           8         0.05           1.65              (13.50)
     GLOBAL BOND
     Accumulation units with early
     withdrawal charges:
          2006                           50,219         15.12         759         1.63           1.60                3.35
          2005                           60,677         14.63         888         8.88           1.60               (9.13)
          2004                           70,220         16.10       1,131         5.62           1.60                7.91
          2003                           77,790         14.92       1,161         6.11           1.60               11.43
          2002                           88,046         13.39       1,179         1.18           1.60               15.03
     Accumulation units without
     early withdrawal charges:
          2006                            4,067         14.56          59         1.63           1.77                3.19
          2005                            4,186         14.11          59         8.88           1.77               (9.32)
          2004                            8,055         15.56         125         5.62           1.77                7.76
          2003                            8,567         14.44         124         6.11           1.77               11.25
          2002                           12,345         12.98         160         1.18           1.77               14.87
     Contracts in the annuitization
     period with early withdrawal
     charges:
          2006                                -         15.45           -         1.63           1.40                3.48
          2005                                -         14.93           -         8.88           1.40               (8.91)
          2004                                -         16.39           -         5.62           1.40                8.11
          2003                                7         15.16           -         6.11           1.40               11.63
          2002                               52         13.58           1         1.18           1.40               15.28

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
     period without early withdrawal
     charges:
          2006                               577       $14.75     $      9          1.63%             1.65%           3.22%
          2005                               628        14.29            9          8.88              1.65           (9.15)
          2004                               681        15.73           11          5.62              1.65            7.81
          2003                               737        14.59           11          6.11              1.65           11.46
          2002                               794        13.09           10          1.18              1.65            6.25
     BALANCED SHARES
     Accumulation units with early
     withdrawal charges:
          2006                            73,444        22.97        1,687          2.55              1.60           10.01
          2005                           100,434        20.88        2,097          2.58              1.60            2.25
          2004                           120,476        20.42        2,460          2.20              1.60            7.36
          2003                           177,237        19.02        3,371          2.64              1.60           17.19
          2002                           212,353        16.23        3,447          1.95              1.60          (12.03)
     Accumulation units without
     early withdrawal charges:
          2006                            10,178        22.56          230          2.55              1.77            9.83
          2005                            10,505        20.54          216          2.58              1.77            2.09
          2004                            12,369        20.12          249          2.20              1.77            7.14
          2003                            19,306        18.78          363          2.64              1.77           16.94
          2002                            20,860        16.06          335          1.95              1.77          (12.14)
     Contracts in the annuitization
     period with early withdrawal
     charges:
          2006                               850        23.48           20          2.55              1.40           10.23
          2005                               977        21.30           21          2.58              1.40            2.45
          2004                             1,117        20.79           23          2.20              1.40            7.55
          2003                             2,179        19.33           42          2.64              1.40           17.36
          2002                             2,496        16.47           41          1.95              1.40          (11.78)

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                      NET       INVESTMENT          AVERAGE
                                                       UNIT         ASSETS         INCOME             NET             TOTAL
        DIVISION                          UNITS        VALUE         (000)         RATIO (1)         ASSETS (2)       RETURN(3)
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
     period without early withdrawal
     charges:
          2006                              627       $22.88     $      14         2.55%              1.65%          10.00%
          2005                              694        20.80           14          2.58               1.65            2.21
          2004                              764        20.35           15          2.20               1.65            7.27
          2003                              838        18.97           16          2.64               1.65           17.10
          2002                              916        16.20           15          1.95               1.65          (12.05)

     (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

     (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

     (4) During April 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market, Strategic Fixed Income, and Aggressive Growth Portfolios into the Money Market, U.S. Government/High Grade Securities, and Growth Portfolios, respectively, of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance). Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income and Aggressive Growth Divisions were transferred to the U.S. Government/High Grade Securities and Growth Divisions, respectively, and the Strategic Fixed Income and Aggressive Growth Divisions of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.